Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net income	$ 107,389	$ 17,234	$ 163,398	$ 94,603
Other comprehensive income:
Foreign currency translation adjustment	446	353	983	303
Total other comprehensive income	446	353	983	303
Comprehensive income before non-controlling interests	107,835	17,587	164,381	94,906
Comprehensive income attributable to StepStone Group	25,653	0	24,841	0
Subsidiaries
Other comprehensive income:
Less: Comprehensive income attributable to non-controlling interests	5,719	5,352	19,131	9,812
Partnership
Other comprehensive income:
Less: Comprehensive income attributable to non-controlling interests	$ 76,463	$ 12,235	$ 120,409	$ 85,094
StepStone Group LP
Net income					$ 144,785	$ 59,959	$ 83,819
Other comprehensive income:
Foreign currency translation adjustment					145	(179)	544
Unrealized gain (loss) on defined benefit plan, net					(356)	(1,078)	774
Total other comprehensive income					(211)	(1,257)	1,318
Comprehensive income before non-controlling interests					144,574	58,702	85,137
Less: Comprehensive income attributable to non-controlling interests					12,763	5,122	3,053
Comprehensive income attributable to StepStone Group					$ 131,811	$ 53,580	$ 82,084